Note 23 - Share-based Compensation Plans - Restricted Share Grants Available for Grant (Details) - Restricted share grants [member]	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of year	3,004,624	4,107,830
Less: Granted	(788,211)	(1,716,743)
Add: Cancelled/forfeited	501,361	613,537
Balance, end of year	2,717,774	3,004,624